Tax On Profit On Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Income Taxes [Abstract]
Applicable tax rate	19.00%	19.00%		19.00%
U.K. corporation tax based on the results for the year ended 30 June 2022 at 19% (2021 : 19%, 2020: 19%)	£ 7,970	£ 3,628		£ 1,088
Overseas tax	11,859	10,276		4,953
Adjustment in respect of prior periods	751	20		(788)
Current Tax	20,580	13,924		5,253
Deferred Tax	(1,294)	(3,006)		(1,880)
Total tax	£ 19,286	£ 10,918	[1]	£ 3,373	[2]

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).